CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (32,409)	$ (162,745)	$ (99,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,090	1,316	758
Write-down of vendor advance	2,300	10,560	9,500
Non-cash interest expense on convertible debt	389	1,047
Write-down of inventories	889	7,123	2,711
Stock-based compensation expense	47,798	11,004	6,038
Change in fair value of warrant liabilities	(161,095)
Other	1,900	1,966
Changes in operating assets and liabilities:
Accounts receivable	(6,127)	(4,377)	(1,195)
Inventories	(11,285)	(23,487)	(1,390)
Prepaid expenses and other assets	(10,669)	(20)	931
Vendor advances	(2,621)	1,658	(48,488)
Accounts payable	(10,521)	11,175	2,549
Deferred revenue	7,314	7,446	3,497
Accrued purchase commitments	(23,063)	42,550
Change in operating lease assets and liabilities	1,901
Accrued expenses and other liabilities	4,022	13,084	4,354
Net cash used in operating activities	(189,187)	(81,700)	(120,432)
Cash flows from investing activities:
Purchases of marketable securities	(1,019,003)
Sales of marketable securities	1,017,010
Purchases of property and equipment	(7,877)	(2,376)	(4,468)
Net cash used in investing activities	(9,870)	(2,376)	(4,468)
Cash flows from financing activities:
Proceeds from exercise of stock options and warrants	21,707	2,038	324
Net proceeds from equity infusion from the Business Combination	548,403	(657)
Proceeds from loan payable		4,366
Proceeds from issuance of convertible debt		50,000
Payment of loan payable	(4,366)
Payments of debt issuance costs	(52)	(1,467)
Net cash provided by financing activities	565,692	54,280	324
Net (decrease) increase in cash, cash equivalents and restricted cash	366,635	(29,796)	(124,576)
Cash, cash equivalents and restricted cash, beginning of period	60,206	90,002	214,578
Cash, cash equivalents and restricted cash, end of period	426,841	60,206	90,002
Supplemental disclosure of non-cash investing and financing activities
Purchase of property and equipment	$ 1,841	564	$ 75
Deferred offering costs and debt issuance costs		$ 3,106